ORIX Corporation Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stockholders Equity Note [Line Items]
Dividends to be distributed to shareholders	¥ 30,117
Declared date of dividends to be distributed to shareholders	2014-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2014
Amount available for dividends under the Japanese Companies Act	276,487
Equity in undistributed earnings of the companies accounted for by the equity method	17,825	13,836	1,983
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	42,765
Maximum
Stockholders Equity Note [Line Items]
Restricted net assets of certain subsidiaries, percentage to consolidated net assets	25.00%
Retained Earnings
Stockholders Equity Note [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 40,226